THE MAINSTAY GROUP OF FUNDS

MainStay Diversified Income Fund	MainStay Indexed Bond Fund
MainStay Floating Rate Fund	MainStay Intermediate Term Bond Fund
MainStay Global High Income Fund	MainStay Short Term Bond Fund
MainStay Government Fund	MainStay Tax Free Bond Fund

Supplement dated October 30, 2009 (“Supplement”) to
MainStay Income and Blended Fund Prospectus dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Diversified Income Fund, MainStay Floating Rate Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund, MainStay Short Term Bond Fund and MainStay Tax Free Bond Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Funds’ Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

1. Revised Example Tables

A Supplement to the Prospectus, dated June 29, 2009 (“June 29 Supplement”), announced restructured expense limitations for the Funds and included revised Fee and Expense and Example tables for the Funds.  The Example tables hereby are further amended to correct certain information regarding Investor Class and Class A shares of the Funds (and Class B shares of the MainStay Floating Rate Fund).

MainStay Diversified Income Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$603	$566	$235	$735	$235	$335	$96
3 Years	$954	$841	$755	$1,055	$755	$755	$332
5 Years	$1,328	$1,137	$1,302	$1,502	$1,302	$1,302	$586
10 Years	$2,377	$1,978	$2,610	$2,610	$2,795	$2,795	$1,315
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Floating Rate Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$422	$400	$201	$501	$201	$301	$78
3 Years	$679	$612	$621	$821	$621	$621	$243
5 Years	$955	$841	$1,068	$1,068	$1,068	$1,068	$422
10 Years	$1,744	$1,499	$2,113	$2,113	$2,306	$2,306	$942
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Global High Income Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$603	$581	$236	$736	$236	$336	$112
3 Years	$944	$877	$746	$1,046	$746	$746	$369
5 Years	$1,308	$1,193	$1,282	$1,482	$1,282	$1,282	$646
10 Years	$2,330	$2,089	$2,564	$2,564	$2,749	$2,749	$1,435
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Government Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$563	$550	$194	$694	$194	$294	$80
3 Years	$834	$796	$633	$933	$633	$633	$284
5 Years	$1,126	$1,060	$1,099	$1,299	$1,099	$1,099	$504
10 Years	$1,955	$1,815	$2,195	$2,195	$2,387	$2,387	$1,140
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Indexed Bond Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$422	$381	$58
3 Years	$689	$564	$193
5 Years	$977	$763	$341
10 Years	$1,795	$1,336	$769
*	The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay Short Term Bond Fund

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$440	$392	$69
3 Years	$785	$637	$269
5 Years	$1,153	$902	$486
10 Years	$2,187	$1,657	$1,109
*	The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

2.	MainStay Tax Free Bond Fund

a.
A Supplement to the Prospectus, dated June 29, 2009, announced a change to the MainStay Tax Free Bond Fund’s primary benchmark and included a revised “Average Annual Total Returns” table for the Fund.  The table below hereby is further amended to include additional information in footnote 3:

Average Annual Total Returns
(for the period ended December 31, 2008)1
	1 year	5 years	10 years
MainStay Tax Free Bond Fund Return Before Taxes on Distributions
Investor Class	-11.87%	0.40%	1.74%
Class A	-11.90%	0.41%	1.74%
Class B	-12.47%	0.09%	1.93%
Class C	- 8.94%	0.24%	1.93%
Return After Taxes on Distributions[2] Class B	-12.47%	-0.09%	-1.93%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	- 6.75%	0.52%	2.25%
Barclays Capital Municipal Bond Index[3] (reflects no deductions for fees, expenses, or taxes)	-2.47%	2.71%	4.26%
Barclays Capital 3-15 Year Blended Municipal Bond Index[4] (reflects no deductions for fees, expenses, or taxes)	2.27%	3.38%	4.60%

1	See disclosure under “Past Performance” for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, and C shares may vary.

3
The Barclays Capital Municipal Bond Index (formerly named Lehman Brothers® Municipal Bond Index) includes approximately 15,000 municipal bonds, rated Baa or better by Moody’s, with a maturity of at least two years.  Bonds subject to the Alternative Minimum Tax or with floating or zero coupons are excluded.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index.  The Fund has selected the Barclays Capital Municipal Bond Index as its primary benchmark index in replacement of the Barclays Capital 3-15 Year Blended Municipal Bond Index as a result of the change in subadvisor.

4
The Barclays Capital 3-15 Year Blended Municipal Bond Index (formerly named Lehman Brothers®  3-15 Year Blended Municipal Bond Index) is an index of investment grade municipal bonds with maturities of 3-15 years.  The index is calculated on a total return basis.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index.

b.
At a meeting held on October 1, 2009, the MainStay Tax Free Bond Fund’s Board of Trustees approved a reduction in the management and subadvisory fees for the Fund, effective November 1, 2009.  Therefore, effective November 1, 2009, the “Fees and Expenses of the Fund – Annual Fund Operating Expenses” and “Example” tables on pages 70 and 71, respectively, of the Prospectus, are hereby replaced with the following tables:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C
Management Fees[2]	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	0.50%	0.50%
Other Expenses[4]	0.37%	0.17%	0.37%	0.37%
Total Annual Fund Operating Expenses[5]	1.14%	0.94%	1.39%	1.39%
Fee Recoupements/Waivers/Reimbursements[5]	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses[5]	1.04%	0.84%	1.29%	1.29%
2
The management fee for the Fund is an annual percentage of the Fund's average daily net assets. Effective November 1, 2009 to October 31, 2010, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.40% on assets up to $500 million, 0.375% on assets from $500 million to $1 billion; and 0.35% on assets in excess of $1 billion.  Without this waiver the actual management fee would be 0.50% on assets up to $500 million; 0.475% on assets from $500 million up to $1 billion; and 0.45% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement. Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fees. This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses. Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation agreement with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.94% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. This expense cap agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.99%; Class A, 0.89%; Class B, 1.24%; and Class C, 1.24%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 0.89% for Class A shares, 1.14% for Class B shares and 1.14% for Class C shares.

The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests. The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund’s share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$551	$532	$131	$631	$131	$231
3 Years	$786	$727	$430	$730	$430	$430
5 Years	$1,040	$937	$751	$951	$751	$751
10 Years	$1,765	$1,544	$1,592	$1,592	$1,660	$1,660
*  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

3.  MainStay Intermediate Term Bond Fund

A Supplement to the Prospectus, dated June 29, 2009, announced restructured expense limitations for the MainStay Intermediate Term Bond Fund, and included revised “Annual Fund Operating Expenses” and “Example” tables for the Fund.  The “Annual Fund Operating Expenses” and “Example” tables and related footnotes below hereby are further amended to reflect the impact of a management fee waiver for all classes and an expense limitation agreement for Class I shares of the Fund:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.40%	0.20%	0.40%	0.40%	0.20%
Total Annual Fund Operating Expenses[5]	1.25%	1.05%	2.00%	2.00%	0.80%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.20)%
Net Annual Fund Operating Expenses[5]	1.09%	0.89%	1.84%	1.84%	0.60%

2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $500 million, 0.575% on assets from $500 million to $1 billion, and 0.550% on assets in excess of $1 billion.  Effective on September 11, 2009, New York Life Investments contractually has agreed to waive a portion of its management fee so that it does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion.  This fee waiver may be modified or terminated only with the approval of the Board.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
“Other Expenses” include, among other things, fees payable for transfer agency services, which may differ between the classes.  “Other Expenses” also include the Fund’s share of the fees and expenses of any other fund in which the Fund invests.  These fees and expenses are less than 0.01% of the average net assets of the Fund.

5
Effective on September 11, 2009, New York Life Investments contractually agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class I shares do not exceed 0.50% through November 27, 2009 and 0.60% thereafter.  The expense limitation agreement also requires New York Life Investments to waive a portion of its management fee, in addition to the management fee waiver described in note 2 above, or other non-class specific expenses of the Investor Class, Class A, Class B, and Class C shares of the Fund to the extent necessary in order to maintain the expense limitation applicable to Class I shares.  Under the expense limitation agreement, New York Life Investments may recoup the amount of certain waivers or expense reimbursements from the Fund, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense limitation agreement expires on August 1, 2010.

From  August 1, 2009 through September 10, 2009, New York Life Investments contractually agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of Class I shares did not exceed 0.70%.  From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.20%; Class A, 1.05%; Class B, 1.95%; Class C, 1.95%; and Class I, 0.70%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement in place that set the expense limitations at: 1.10% for Class A shares, 1.85% for Class B shares and 1.85% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$556	$537	$187	$687	$187	$287	$61
3 Years	$814	$754	$612	$912	$612	$612	$235
5 Years	$1,091	$988	$1,063	$1,263	$1,063	$1,063	$425
10 Years	$1,880	$1,661	$2,121	$2,121	$2,314	$2,314	$971

Except as modified herein, the June 29 Supplement remains in effect.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.